INCOME TAXES	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
INCOME TAXES
12.	INCOME TAXES

Deferred taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases. Deferred tax assets are evaluated periodically and if realization is not considered likely, a valuation allowance is provided.

The reconciliation of income tax attributable to continuing operations computed at the statutory tax rate of 26% (2016– 25%, 2015 - 25%) to income tax expense is:

			Period from
			incorporation
			on December
			30, 2015 to
			December 31,
	2017	2016	2015
Canadian statutory income tax rate	26%	25%	25%
	$	$	$
Income tax recovery at statutory rate	2,458,000	73,000	5,000
Effect on income taxes of:
Income tax rate differences	6,000	-	-
Permanent differences	(1,457,000)	-	-
Losses not recognized	(902,000)	(73,000)	(5,000)
Income taxes recoverable	(105,000)	-	-

The significant components of deferred income tax assets and liabilities are as follows:

	2017	2016
	$	$
Deferred income tax assets (liabilities)
Non-capital losses carried forward	2,214,000	78,000
Share issuance costs	19,000	-
Total gross deferred income tax assets	2,233,000	78,000
Unrecognized deferred income tax assets	(2,128,000)	(78,000)
Net deferred income tax asset (liabilities)	105,000	–
Intangible assets	(694,000)	–
Net deferred income tax asset (liabilities)	(589,000)	–

As at December 31, 2017, the Company had non-capital losses carried forward of approximately $7,829,000 (2016 - $292,000) which may be applied to reduce future years’ taxable income.